SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2015
SUPPLEMENTAL EXPENSE INFORMATION
SUPPLEMENTAL EXPENSE INFORMATION

16. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Research and development expenses	¥47,519	¥48,830	¥55,285
Advertising expenses	7,221	7,040	6,988
Shipping and handling cost included in selling, general and administrative expenses	19,636	24,643	24,050